Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or our chief executive officer (“CEO”), and Non-CEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for Edward B. Meyercord(1) ($)	Compensation Actually Paid to Edward B. Meyercord(1,2,3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1,2,3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	GAAP Revenue ($ Millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	16,132,678	52,660,443	4,328,505	6,503,978	600.15	214.79	78.1	1,312.5
2022	8,907,184	6,152,038	2,519,487	1,934,632	205.53	151.92	44.3	1,112.3
2021	5,569,901	17,733,987	2,189,124	4,964,042	257.14	152.85	1.9	1,009.4

(1)
Edward B. Meyercord was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023
Remi Thomas	Remi Thomas	Kevin Rhodes
Joe Vitalone	Joe Vitalone	Joe Vitalone
		Remi Thomas
		Cristina Tate

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Edward B. Meyercord ($)	Exclusion of Stock Awards for Edward B. Meyercord ($)	Inclusion of Equity Value for Edward B. Meyercord ($)	Compensation Actually Paid to Edward B. Meyercord ($)
2023	16,132,678	(14,190,565)	50,718,330	52,660,443
2022	8,907,184	(7,419,370)	4,664,224	6,152,038
2021	5,569,901	(3,834,580)	15,998,666	17,733,987

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)
2023	4,328,505	(3,744,019)	5,919,492	6,503,978
2022	2,519,487	(1,780,654)	1,195,798	1,934,632
2021	2,189,124	(1,352,504)	4,127,422	4,964,042

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Edward B. Meyercord ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Edward B. Meyercord ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Edward B. Meyercord ($)	Total - Inclusion Equity Values for Edward B. Meyercord ($)
2023	29,595,620	16,179,993	—	4,942,717	—	50,718,330
2022	6,046,398	(1,344,933)	—	(37,241)	—	4,664,224
2021	10,011,243	3,532,733	—	2,454,690	—	15,998,666

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- CEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2023	4,647,543	1,040,980	—	553,450	(322,481)	5,919,492
2022	1,451,135	(308,066)	—	52,729	—	1,195,798
2021	3,429,052	415,417	—	282,953	—	4,127,422

Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions.

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ US Benchmark Computer Hardware Total Return Index (“NASDAQ Computer Hardware Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 30, 2023. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Hardware Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined GAAP Revenue (“Revenue”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2023. Specifically, Revenue is used to evaluate CEO and NEO performance under the EIP, a short-term cash incentive plan that is funded based on the Company’s achievement of Revenue goals as well as Company EBITDA goals, with Revenue goals weighted more heavily. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Relationship Between CEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Relationship Between CEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Relationship Between CEO and Other NEO Compensation Actually Paid and GAAP Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our GAAP Revenue during the three most recently completed fiscal years.

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Computer Hardware Index over the same period.

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

GAAP Revenue
EBITDA
Relative Total Shareholder Return

Company Selected Measure Name	GAAP Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Edward B. Meyercord was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023
Remi Thomas	Remi Thomas	Kevin Rhodes
Joe Vitalone	Joe Vitalone	Joe Vitalone
		Remi Thomas
		Cristina Tate

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ US Benchmark Computer Hardware Total Return Index (“NASDAQ Computer Hardware Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 30, 2023. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Hardware Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 16,132,678	$ 8,907,184	$ 5,569,901
PEO Actually Paid Compensation Amount	$ 52,660,443	6,152,038	17,733,987
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Edward B. Meyercord ($)	Exclusion of Stock Awards for Edward B. Meyercord ($)	Inclusion of Equity Value for Edward B. Meyercord ($)	Compensation Actually Paid to Edward B. Meyercord ($)
2023	16,132,678	(14,190,565)	50,718,330	52,660,443
2022	8,907,184	(7,419,370)	4,664,224	6,152,038
2021	5,569,901	(3,834,580)	15,998,666	17,733,987

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)
2023	4,328,505	(3,744,019)	5,919,492	6,503,978
2022	2,519,487	(1,780,654)	1,195,798	1,934,632
2021	2,189,124	(1,352,504)	4,127,422	4,964,042

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Edward B. Meyercord ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Edward B. Meyercord ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Edward B. Meyercord ($)	Total - Inclusion Equity Values for Edward B. Meyercord ($)
2023	29,595,620	16,179,993	—	4,942,717	—	50,718,330
2022	6,046,398	(1,344,933)	—	(37,241)	—	4,664,224
2021	10,011,243	3,532,733	—	2,454,690	—	15,998,666

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- CEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2023	4,647,543	1,040,980	—	553,450	(322,481)	5,919,492
2022	1,451,135	(308,066)	—	52,729	—	1,195,798
2021	3,429,052	415,417	—	282,953	—	4,127,422

Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions.

Non-PEO NEO Average Total Compensation Amount	$ 4,328,505	2,519,487	2,189,124
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,503,978	1,934,632	4,964,042
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Edward B. Meyercord ($)	Exclusion of Stock Awards for Edward B. Meyercord ($)	Inclusion of Equity Value for Edward B. Meyercord ($)	Compensation Actually Paid to Edward B. Meyercord ($)
2023	16,132,678	(14,190,565)	50,718,330	52,660,443
2022	8,907,184	(7,419,370)	4,664,224	6,152,038
2021	5,569,901	(3,834,580)	15,998,666	17,733,987

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)
2023	4,328,505	(3,744,019)	5,919,492	6,503,978
2022	2,519,487	(1,780,654)	1,195,798	1,934,632
2021	2,189,124	(1,352,504)	4,127,422	4,964,042

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Edward B. Meyercord ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Edward B. Meyercord ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Edward B. Meyercord ($)	Total - Inclusion Equity Values for Edward B. Meyercord ($)
2023	29,595,620	16,179,993	—	4,942,717	—	50,718,330
2022	6,046,398	(1,344,933)	—	(37,241)	—	4,664,224
2021	10,011,243	3,532,733	—	2,454,690	—	15,998,666

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- CEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2023	4,647,543	1,040,980	—	553,450	(322,481)	5,919,492
2022	1,451,135	(308,066)	—	52,729	—	1,195,798
2021	3,429,052	415,417	—	282,953	—	4,127,422

Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CEO and Other NEO Compensation Actually Paid and GAAP Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our GAAP Revenue during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Computer Hardware Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

GAAP Revenue
EBITDA
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 600,150,000	205,530,000	257,140,000
Peer Group Total Shareholder Return Amount	214,790,000	151,920,000	152,850,000
Net Income (Loss)	$ 78,100,000	$ 44,300,000	$ 1,900,000
Company Selected Measure Amount	1,312,500,000	1,112,300,000	1,009,400,000
PEO Name	Edward B. Meyercord	Edward B. Meyercord	Edward B. Meyercord
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	GAAP Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,190,565)	$ (7,419,370)	$ (3,834,580)
PEO [Member] | Inclusion of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,718,330	4,664,224	15,998,666
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,595,620	6,046,398	10,011,243
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,179,993	(1,344,933)	3,532,733
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,942,717	(37,241)	2,454,690
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,744,019)	(1,780,654)	(1,352,504)
Non-PEO NEO [Member] | Inclusion of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,919,492	1,195,798	4,127,422
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,647,543	1,451,135	3,429,052
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,040,980	(308,066)	415,417
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	553,450	$ 52,729	$ 282,953
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (322,481)